SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash, Uninsured Amount	$ 11,500,000
Allocated Share-based Compensation Expense	$ 333,362	$ 260,045	$ 82,947
Property, Plant and Equipment, Depreciation Methods	straight-line method
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Maximum [Member]
Property, Plant and Equipment, Useful Life		40 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years